SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Segment Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segments operating income	$ 7,955	$ 4,746	$ (2,854)
Intercompany (income) losses on intersegment sales	(1,909)	342	241
Operating income (loss)	6,046	5,088	(2,613)
Segments assets	115,443	97,525	90,926
Intercompany elimination	(1,779)	(1,240)	(1,588)
Total assets	$ 113,227	$ 95,376	$ 89,338